Consolidated Statement of Stockholders' Equity (Deficit) (USD $)	Common Stock [Member] First Issuance [Member]	Common Stock [Member] Second Issuance [Member]	Common Stock [Member] Third Issuance [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] First Issuance [Member]	Additional Paid-in Capital [Member] Second Issuance [Member]	Additional Paid-in Capital [Member] Third Issuance [Member]	Additional Paid-in Capital [Member] Advisor [Member]	Additional Paid-in Capital [Member] Employee [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member] First Issuance [Member]	Parent [Member] Second Issuance [Member]	Parent [Member] Third Issuance [Member]	Parent [Member] Advisor [Member]	Parent [Member] Employee [Member]	Parent [Member]	Noncontrolling Interest [Member]	First Issuance [Member]	Second Issuance [Member]	Third Issuance [Member]	Advisor [Member]	Employee [Member]	Total
Balance at Dec. 31, 2012				$ 149,462						$ 3,919,934	$ (4,731,966)						$ (662,570)							$ (662,570)
Balance (in Shares) at Dec. 31, 2012				14,946,135
Common stock issued	5,000	4,000	700		495,000	396,000	69,300					500,000	400,000	70,000					500,000	400,000	70,000
Common stock issued (in Shares)	500,000	400,000	70,000	970,000
Net income (loss)											(2,370,222)						(2,370,222)	19,976						(2,350,246)
Stock-based compensation expense								108,731	191,249						108,731	191,249						108,731	191,249
Acquisition note payable - warrants										81,449							81,449							81,449
Noncontrolling interest in subsidiary																		766,827						766,827
Common stock issued upon conversion of convertible debt, accrued interest, and conversion price adjustment				1,459						246,723							248,182							248,182
Common stock issued upon conversion of convertible debt, accrued interest, and conversion price adjustment (in Shares)				145,990
Common stock issued for rights to acquire noncontrolling interest in subsidiary				460						45,550							46,010							46,010
Common stock issued for rights to acquire noncontrolling interest in subsidiary (in Shares)				46,010
Common stock issued with warrants for cash in June				29,090						400,451							429,541							429,541
Common stock issued with warrants for cash in June (in Shares)				2,909,091
Balance at Dec. 31, 2013				190,171						5,954,387	(7,102,188)						(957,630)	786,803						(170,827)
Balance (in Shares) at Dec. 31, 2013				19,017,227
Common stock issued				15,027						1,560,973							1,576,000							1,576,000
Common stock issued (in Shares)				1,502,669
Warrant Exercise				7,273						1,083,637							1,090,910							1,090,910
Warrant Exercise (in Shares)				727,273
Option Exercise				1						99							100							100
Option Exercise (in Shares)				100
Net income (loss)											(3,379,891)						(3,379,891)	45,908						(3,333,983)
Stock-based compensation expense								1,008,902	130,060						1,008,902	130,060						1,008,902	130,060
Balance at Dec. 31, 2014				$ 212,472						$ 9,738,058	$ (10,482,079)						$ (531,550)	$ 832,711						$ 301,161
Balance (in Shares) at Dec. 31, 2014				21,247,269